UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s PGIM Quant Solutions Emerging Markets Equity Fund and PGIM Quant Solutions International Developed Markets Index Fund)

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2025

Date of reporting period:	10/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Quant Solutions Emerging Markets Equity
Fund
Class R6:
PQEMX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Emerging Markets Equity
Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Emerging Markets Equity Fund—Class R6	$138	1.20%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Emerging markets advanced over the reporting period, driven by strong performance in China, Taiwan, and Korea, particularly within the information technology, financials, and communication services sectors.
■
The Fund’s returns relative to the MSCI Emerging Markets Index (ND) (the “Index”) benefited from strong performance across all factor groups, including overweights to stocks with cheap valuations, strong quality measures and improving sentiment measures and from underweights to stocks with expensive valuations, weak quality measures, and decreasing sentiment measures.
■
By country, the Fund’s strongest relative performers included Taiwan (stock selection in the information technology sector and underweight in the financials sector), Korea (overweight and stock selection in the financials sector; stock selection in the information technology sector), and
China (overweight in materials). The most significant detractors included Turkey (overweight in the communication services sector) and Brazil
(overweight and stock selection in the financials sector).
■
The best-performing sectors, in relative terms, included financials (underweight and stock selection in India; overweight in Korea), materials
(overweight in China), and information technology (stock selection in Taiwan). Conversely, the worst-performing sector on a relative basis was health care (overweight and stock selection in India).
MF244ER6

HOW HAS THE
FUND
PERFORMED OVER THE PAST 10
YEARS
?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 29, 2016 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	29.73%	9.49%	8.44% (11/29/2016)
MSCI Emerging Markets Index (ND)	27.91%	7.46%	8.16%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2025?

Fund’s net assets	$ 24,296,133
Number of fund holdings	259
Total advisory fees paid for the year	$ 3,870
Portfolio turnover rate for the year	120%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	15.5%
Banks	15.3%
Metals & Mining	5.6%
Broadline Retail	5.6%
Interactive Media & Services	5.4%
Technology Hardware, Storage & Peripherals	5.4%
Electronic Equipment, Instruments & Components	4.1%
Automobiles	3.6%
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	3.5%
Oil, Gas & Consumable Fuels	3.3%
IT Services	2.6%
Insurance	2.2%
Pharmaceuticals	1.9%
Capital Markets	1.8%
Wireless Telecommunication Services	1.7%
Entertainment	1.7%
Electrical Equipment	1.4%
Marine Transportation	1.3%
Machinery	1.2%
Real Estate Management & Development	1.1%
Life Sciences Tools & Services	1.1%
Industrial Conglomerates	1.0%
Food Products	1.0%
Consumer Finance	0.9%
Industry Classification	% of Net Assets
Chemicals	0.9%
Diversified Telecommunication Services	0.9%
Hotels, Restaurants & Leisure	0.9%
Consumer Staples Distribution & Retail	0.9%
Aerospace & Defense	0.8%
Specialty Retail	0.8%
Construction Materials	0.7%
Passenger Airlines	0.7%
Financial Services	0.7%
Communications Equipment	0.6%
Automobile Components	0.6%
Electric Utilities	0.6%
Biotechnology	0.5%
Water Utilities	0.5%
Transportation Infrastructure	0.5%
Tobacco	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Household Durables	0.5%
Others*	1.7%
102.0%
Liabilities in excess of other assets	(2.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Emerging Markets Equity Fund

SHARE CLASS	R6
NASDAQ	PQEMX
CUSIP	74440E706
MF244ER6

PGIM Quant Solutions International Developed
Markets Index Fund
Class R6:
PQDMX
ANNUAL SHAREHOLDER REPORT – October 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions International Developed
Markets Index Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions International Developed Markets Index Fund—Class R6	$21	0.19%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Geopolitical tensions and concerns about increased tariffs weighed on international equity performance at the end of 2024. The new year brought a more positive outlook, as international markets were boosted by attractive valuations, improved growth prospects, and easing recession fears. Markets rallied in 2025, posting strong performance at the end of the reporting period.
■
The Fund closely tracked the MSCI EAFE Index (ND)’s (the “Index”) performance over the reporting period, holding almost all stocks included in the Index in approximately the same proportions, in keeping with its passively managed, or indexed, investment approach.
■
The Fund used TOPIX Index futures, EURO STOXX 50 Index futures, FTSE 100 Index futures, and MSCI EAFE Mini Index futures to equitize cash and enhance portfolio liquidity. These positions had a negligible effect on performance.
MF243ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: November 17, 2016 to October 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 10/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	22.93%	11.65%	8.67% (11/17/2016)
MSCI EAFE Index (ND)	23.03%	12.33%	9.07%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

WHAT ARE SOME KEY FUND
STATISTICS
AS OF 10/31/2025?

Fund’s net assets	$ 44,614,263
Number of fund holdings	703
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	25%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2025?

Industry Classification	% of Net Assets
Banks	13.3%
Pharmaceuticals	7.2%
Insurance	5.4%
Semiconductors & Semiconductor Equipment	4.0%
Aerospace & Defense	3.4%
Unaffiliated Exchange-Traded Funds - Equity	3.2%
Oil, Gas & Consumable Fuels	3.0%
Machinery	3.0%
Capital Markets	3.0%
Electrical Equipment	2.7%
Affiliated Mutual Fund - Short-Term Investment (1.1% represents investments purchased with collateral from securities on loan)	2.5%
Metals & Mining	2.5%
Automobiles	2.3%
Textiles, Apparel & Luxury Goods	2.2%
Industrial Conglomerates	2.2%
Food Products	2.1%
Chemicals	2.0%
Software	1.9%
Trading Companies & Distributors	1.9%
Electric Utilities	1.8%
Health Care Equipment & Supplies	1.8%
Diversified Telecommunication Services	1.6%
Wireless Telecommunication Services	1.4%
Personal Care Products	1.4%
Professional Services	1.3%
Industry Classification	% of Net Assets
Entertainment	1.3%
Broadline Retail	1.3%
Beverages	1.1%
Hotels, Restaurants & Leisure	1.1%
Consumer Staples Distribution & Retail	1.1%
Financial Services	1.1%
Household Durables	1.0%
Electronic Equipment, Instruments & Components	1.0%
Real Estate Management & Development	0.9%
Multi-Utilities	0.9%
Specialty Retail	0.9%
Tobacco	0.9%
Construction & Engineering	0.8%
IT Services	0.8%
Building Products	0.8%
Biotechnology	0.6%
Construction Materials	0.6%
Automobile Components	0.5%
Household Products	0.5%
Others*	5.6%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions International Developed Markets Index Fund

SHARE CLASS	R6
NASDAQ	PQDMX
CUSIP	74440E607
MF243ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended October 31, 2025 and October 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $64,822 and $62,328, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(c)	Tax Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended October 31, 2025 and October 31, 2024: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2)	Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2025 and October 31, 2024 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 2

PGIM Quant Solutions Emerging Markets Equity Fund

PGIM Quant Solutions International Developed Markets Index Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

OCTOBER 31, 2025

Table of Contents	Financial Statements and Other Information	October 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary.	1
PGIM Quant Solutions Emerging Markets Equity Fund	2
PGIM Quant Solutions International Developed Markets Index Fund	16
Notes to Financial Statements	38

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CDI—Chess Depository Interest

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MSC—Morgan Stanley & Co. LLC

MSCI—Morgan Stanley Capital International

OTC—Over-the-counter

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

UTS—Unit Trust Security

XLON—London Stock Exchange

XSTU—Stuttgart Stock Exchange

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS 95.8%

Brazil 2.5%

Banco Bradesco SA	5,501	$ 15,879
Banco do Brasil SA	41,500	169,396
Centrais Eletricas Brasileiras SA	3,000	31,015
Cia de Saneamento Basico do Estado de Sao Paulo	3,600	88,482
CPFL Energia SA	2,900	22,359
Eneva SA*	8,500	28,866
NU Holdings Ltd. (Class A Stock)*	4,800	77,328
Petroleo Brasileiro SA	8,800	51,377
TIM SA	2,900	13,077
Vale SA	8,000	96,670

		594,449

Chile 0.6%

Falabella SA	20,992	132,186

China 29.0%

3SBio, Inc., 144A*	8,000	31,829
Agricultural Bank of China Ltd. (Class H Stock)	57,000	43,484
Alibaba Group Holding Ltd.	37,400	795,825
ANTA Sports Products Ltd.	5,000	52,191
Bank of Beijing Co. Ltd. (Class A Stock)	29,200	22,914
Bank of Changsha Co. Ltd. (Class A Stock)	25,300	33,999
Bank of China Ltd. (Class H Stock)	231,000	130,802
Bank of Shanghai Co. Ltd. (Class A Stock)	24,000	31,973
BOC Aviation Ltd., 144A	1,100	9,642
China Communications Services Corp. Ltd. (Class H Stock)	16,000	9,589
China Construction Bank Corp. (Class H Stock)	251,000	248,501
China Everbright Bank Co. Ltd. (Class H Stock)	318,000	130,459
China Gold International Resources Corp. Ltd.	5,600	94,264
China Hongqiao Group Ltd.	30,500	115,802
China Jushi Co. Ltd. (Class A Stock)	14,600	33,588
China Life Insurance Co. Ltd. (Class H Stock)	4,000	12,614
China Northern Rare Earth Group High-Tech Co. Ltd. (Class A Stock)	5,200	37,082
China Pacific Insurance Group Co. Ltd. (Class H Stock)	18,400	74,595
CITIC Ltd.	108,000	166,928
CMOC Group Ltd. (Class H Stock)	36,000	77,939
Contemporary Amperex Technology Co. Ltd. (Class H Stock)	700	50,093
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	44,500	77,173
Ecovacs Robotics Co. Ltd. (Class A Stock)	2,600	32,645
Eoptolink Technology, Inc. Ltd. (Class A Stock)	900	43,180
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	9,200	81,929
Geely Automobile Holdings Ltd.	30,000	71,169
Genertec Universal Medical Group Co. Ltd., 144A	58,000	46,201
Giant Network Group Co. Ltd. (Class A Stock)	6,800	33,496
Gotion High-tech Co. Ltd. (Class A Stock)	3,000	19,180
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	6,700	37,411
Guangdong Investment Ltd.	34,000	32,299
Haier Smart Home Co. Ltd. (Class H Stock)	12,200	39,673
Harbin Electric Co. Ltd. (Class H Stock)	40,000	65,772
Huaxia Bank Co. Ltd. (Class A Stock)	37,600	35,942
Industrial & Commercial Bank of China Ltd. (Class H Stock)	133,000	103,048
Industrial Bank Co. Ltd. (Class A Stock)	13,500	38,356
Innovent Biologics, Inc., 144A*	6,000	67,306
JD Health International, Inc., 144A*	11,850	92,500
JD.com, Inc., ADR	3,100	102,424
Jiangsu Hengrui Pharmaceuticals Co. Ltd. (Class A Stock)	4,500	40,481
Meihua Holdings Group Co. Ltd. (Class A Stock)	16,200	25,398
Meituan (Class B Stock), 144A*	1,360	17,901

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

China (cont’d.)

MMG Ltd.*	40,000	$ 35,498
Muyuan Foods Co. Ltd. (Class A Stock)	5,400	38,161
NetEase, Inc.	3,600	101,019
NetEase, Inc., ADR	1,300	182,130
New China Life Insurance Co. Ltd. (Class H Stock)	26,900	169,998
Nongfu Spring Co. Ltd. (Class H Stock), 144A	10,400	69,135
PDD Holdings, Inc., ADR*	500	67,435
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	211,000	189,501
PICC Property & Casualty Co. Ltd. (Class H Stock)	14,000	33,075
Ping An Bank Co. Ltd. (Class A Stock)	22,600	35,911
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	1,500	10,837
Pop Mart International Group Ltd., 144A	3,000	85,335
Qfin Holdings, Inc., ADR	2,500	60,375
Sany Heavy Industry Co. Ltd. (Class A Stock)	11,500	35,735
Seres Group Co. Ltd. (Class A Stock)	600	13,084
Shandong Gold Mining Co. Ltd. (Class H Stock), 144A	17,500	73,362
Shanghai Putailai New Energy Technology Co. Ltd. (Class A Stock)	3,900	16,001
Shenzhen Inovance Technology Co. Ltd. (Class A Stock)	3,300	35,654
Sino Biopharmaceutical Ltd.	160,000	145,749
Sinopharm Group Co. Ltd. (Class H Stock)	14,400	35,893
Tencent Holdings Ltd.	16,300	1,324,013
Tencent Music Entertainment Group, ADR	3,800	84,816
Trip.com Group Ltd.	600	42,223
Vipshop Holdings Ltd., ADR	1,300	22,737
Western Mining Co. Ltd. (Class A Stock)	11,600	39,070
WuXi AppTec Co. Ltd. (Class H Stock), 144A	8,000	111,785
Wuxi Biologics Cayman, Inc., 144A*	32,000	149,251
Xiaomi Corp. (Class B Stock), 144A*	18,200	100,972
Yunnan Aluminium Co. Ltd. (Class A Stock)	13,300	42,899
Yunnan Yuntianhua Co. Ltd. (Class A Stock)	10,100	40,778
Yutong Bus Co. Ltd. (Class A Stock)	5,800	26,323
Zhejiang Chint Electrics Co. Ltd. (Class A Stock)	4,100	16,508
Zhejiang Huayou Cobalt Co. Ltd. (Class A Stock)	4,200	38,236
Zhejiang Juhua Co. Ltd. (Class A Stock)	6,300	31,238
Zhejiang NHU Co. Ltd. (Class A Stock)	10,500	35,825
Zhejiang Zheneng Electric Power Co. Ltd. (Class A Stock)	8,000	5,794
Zhongji Innolight Co. Ltd. (Class A Stock)	200	13,188
Zhongjin Gold Corp. Ltd. (Class A Stock)	10,700	33,188
Zijin Mining Group Co. Ltd. (Class H Stock)	32,000	132,385

		7,032,714

Colombia 0.1%

Grupo Cibest SA	742	12,031

Czech Republic 0.4%

Moneta Money Bank A/S, 144A	11,572	97,951

Greece 0.8%

Eurobank Ergasias Services & Holdings SA	4,430	16,664
OPAP SA	7,216	149,185
Piraeus Financial Holdings SA*	2,885	22,533

		188,382

Hungary 0.4%

MOL Hungarian Oil & Gas PLC	11,200	98,524

India 15.2%

Anand Rathi Wealth Ltd.	1,970	68,515

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 3

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

India (cont’d.)

Bharat Electronics Ltd.	11,511	$55,198
Bharat Petroleum Corp. Ltd.	37,493	150,411
Bharti Airtel Ltd.	7,054	163,344
BSE Ltd.	2,615	73,052
Canara Bank	48,917	75,427
Cartrade Tech Ltd.*	2,411	81,935
Cipla Ltd.	4,645	78,546
Cummins India Ltd.	652	31,876
Eicher Motors Ltd.	2,064	162,772
Fortis Healthcare Ltd.	840	9,675
GAIL India Ltd.	33,258	68,422
GE Vernova T&D India Ltd.	595	20,358
HCL Technologies Ltd.	9,783	169,746
HDFC Asset Management Co. Ltd., 144A	2,391	144,829
HDFC Bank Ltd.	14,140	157,220
Hero MotoCorp Ltd.	650	40,573
ICICI Bank Ltd.	3,683	55,807
Infosys Ltd.	5,486	91,408
Infosys Ltd., ADR(a)	7,200	119,304
ITC Ltd.	23,988	113,548
Lupin Ltd.	2,782	61,587
Mahindra & Mahindra Ltd.	3,970	155,894
Maruti Suzuki India Ltd.	896	163,175
Muthoot Finance Ltd.	4,706	168,617
NMDC Ltd.	11,093	9,463
Oil & Natural Gas Corp. Ltd.	57,584	165,712
Oracle Financial Services Software Ltd.	332	31,819
Persistent Systems Ltd.	546	36,335
Polycab India Ltd.	570	49,441
Power Finance Corp. Ltd.	29,135	132,291
Reliance Industries Ltd.	5,420	90,692
SAI Life Sciences Ltd., 144A*	588	6,079
Sun Pharmaceutical Industries Ltd.	4,440	84,639
Tata Consultancy Services Ltd.	2,470	85,009
Tata Motors Ltd.*^	13,688	40,206
Tata Motors Passenger Vehicles Ltd.	23,782	109,767
TVS Motor Co. Ltd.	1,980	78,200
Vishal Mega Mart Ltd.*	78,736	128,162
Wipro Ltd.	45,988	124,544
Zydus Lifesciences Ltd.	4,426	48,623

		3,702,221

Indonesia 0.4%

Astra International Tbk PT	230,500	85,231
Indofood Sukses Makmur Tbk PT	46,300	20,604

		105,835

Kuwait 0.4%

Mobile Telecommunications Co. KSCP	57,698	99,714

Malaysia 0.5%

AMMB Holdings Bhd	40,200	54,681
Petronas Dagangan Bhd	4,400	23,824
RHB Bank Bhd	5,700	9,215
SD Guthrie Bhd	33,300	41,983

		129,703

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Mexico 2.3%

America Movil SAB de CV (Class B Stock)	15,600	$17,751
Cemex SAB de CV, UTS	146,200	148,258
Grupo Financiero Banorte SAB de CV (Class O Stock)	9,600	90,122
Grupo Mexico SAB de CV (Class B Stock)	24,600	212,268
Industrias Penoles SAB de CV*	2,200	92,944

		561,343

Philippines 0.5%

International Container Terminal Services, Inc.	12,940	116,711

Poland 0.8%

Bank Polska Kasa Opieki SA	2,296	117,559
ORLEN SA	228	6,180
Powszechna Kasa Oszczednosci Bank Polski SA	1,574	32,272
Powszechny Zaklad Ubezpieczen SA	2,350	37,575
Santander Bank Polska SA	39	5,136

		198,722

Qatar 0.5%

Barwa Real Estate Co.	14,080	10,168
Ooredoo QPSC	28,674	106,711
Qatar National Bank QPSC	1,596	8,117

		124,996

Russia 0.0%

Inter RAO UES PJSC*^	202,400	—
LUKOIL PJSC*^	2,762	—
Magnit PJSC*^	1,716	—
PhosAgro PJSC*^	232	—
PhosAgro PJSC, GDR (XSTU)^	4	—
PhosAgro PJSC, GDR (XLON)*^	2	—
Rosneft Oil Co. PJSC*^	5,856	—
Sberbank of Russia PJSC*^	55,364	—
Surgutneftegas PAO*^	38,400	—

		—

Saudi Arabia 3.2%

Al Rajhi Bank	6,320	178,629
Arab National Bank	1,005	6,500
Banque Saudi Fransi	23,361	111,176
Etihad Etisalat Co.	5,574	100,563
Nahdi Medical Co.	3,599	111,414
Riyad Bank	6,126	44,483
SABIC Agri-Nutrients Co.	1,222	39,899
Saudi Arabian Mining Co.*	338	5,811
Saudi Aramco Base Oil Co.	1,440	37,004
Saudi National Bank (The)	13,248	140,966

		776,445

South Africa 2.5%

Absa Group Ltd.	11,090	123,918
Capitec Bank Holdings Ltd.	300	66,374
Gold Fields Ltd.	4,321	166,601
Harmony Gold Mining Co. Ltd.	1,740	28,951
MTN Group Ltd.	1,750	17,484
Naspers Ltd. (Class N Stock)	1,538	108,023

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 5

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

South Africa (cont’d.)

Nedbank Group Ltd.	1,541	$20,991
Old Mutual Ltd.	16,018	12,525
Standard Bank Group Ltd.	4,352	63,996

		608,863

South Korea 12.2%

APR Corp.*	224	40,025
DB Insurance Co. Ltd.	55	4,889
Doosan Enerbility Co. Ltd.*	280	17,330
Hana Financial Group, Inc.	3,055	183,021
Hankook Tire & Technology Co. Ltd.	1,249	40,552
Hanwha Aerospace Co. Ltd.	7	4,802
Hanwha Ocean Co. Ltd.*	130	12,555
HD Hyundai Heavy Industries Co. Ltd.	17	7,159
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	318	105,697
Hyosung Heavy Industries Corp.	49	73,090
Hyundai Mobis Co. Ltd.	126	27,863
Industrial Bank of Korea	6,894	93,427
KB Financial Group, Inc.	1,661	135,593
Kia Corp.	601	50,411
Korea Electric Power Corp.	1,634	48,912
Korea Investment Holdings Co. Ltd.	677	86,315
LG Uplus Corp.	10,802	115,469
Meritz Financial Group, Inc.	461	35,725
Mirae Asset Securities Co. Ltd.	1,948	35,816
NH Investment & Securities Co. Ltd.	1,273	18,148
Orion Corp.	68	4,735
Samsung Electronics Co. Ltd.	11,576	871,398
Shinhan Financial Group Co. Ltd.	3,863	198,414
SK Hynix, Inc.	1,671	650,175
Woori Financial Group, Inc.	6,151	109,498

		2,971,019

Taiwan 19.8%

Accton Technology Corp.	4,000	139,107
Asia Vital Components Co. Ltd.	2,000	91,561
Asustek Computer, Inc.	3,000	67,775
China Airlines Ltd.	118,000	76,500
Delta Electronics, Inc.	10,000	321,639
Elite Material Co. Ltd.	3,000	131,807
Eva Airways Corp.	16,000	18,782
Evergreen Marine Corp. Taiwan Ltd.	26,000	163,101
Hon Hai Precision Industry Co. Ltd.	42,000	349,330
Lite-On Technology Corp.	12,000	69,618
MediaTek, Inc.	1,000	42,410
Pou Chen Corp.	63,000	59,944
Taiwan Semiconductor Manufacturing Co. Ltd.	63,000	3,046,660
Yang Ming Marine Transport Corp.	43,000	80,223
Zhen Ding Technology Holding Ltd.	27,000	142,574

		4,801,031

Thailand 0.9%

Charoen Pokphand Foods PCL	77,600	50,594
CP ALL PCL	3,300	4,692
Krung Thai Bank PCL	124,800	105,083

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Thailand (cont’d.)

PTT Exploration & Production PCL	6,800	$22,533
PTT PCL	32,000	30,432

		213,334

Turkey 0.8%

Aselsan Elektronik Sanayi Ve Ticaret A/S	27,212	131,558
Turk Hava Yollari AO	10,608	73,457
Turkiye Is Bankasi A/S (Class C Stock)	1	—

		205,015

United Arab Emirates 1.2%

Aldar Properties PJSC	18,649	45,692
Emaar Development PJSC	1,708	6,938
Emaar Properties PJSC	53,521	207,107
Emirates NBD Bank PJSC	5,543	42,407

		302,144

United Kingdom 0.3%

Anglogold Ashanti PLC	1,035	70,964

United States 0.5%

BeOne Medicines Ltd. (Class H Stock)*	1,300	31,255
JBS NV (Class A Stock)*	7,200	95,112

		126,367

TOTAL COMMON STOCKS
(cost $15,612,613)		23,270,664

PREFERRED STOCKS 2.5%

Brazil 1.8%

Banco Bradesco SA (PRFC)	28,800	97,375
Centrais Eletricas Brasileiras SA (PRFC B)	1,200	13,216
Cia Energetica de Minas Gerais (PRFC)	12,400	26,091
Itau Unibanco Holding SA (PRFC)	13,080	96,107
Petroleo Brasileiro SA (PRFC)	35,200	194,190

		426,979

Colombia 0.1%

Grupo Cibest SA (PRFC)	2,538	37,069

India 0.0%

TVS Motor Co. Ltd., 6.000%, Maturing 09/01/26^	528	—

Russia 0.0%

Surgutneftegas PAO (PRFC)*^	38,200	—

South Korea 0.6%

Hyundai Motor Co. (2nd PRFC)	86	13,251
Hyundai Motor Co. (PRFC)	68	10,336
Samsung Electronics Co. Ltd. (PRFC)	1,916	113,073

		136,660

TOTAL PREFERRED STOCKS
(cost $465,684)		600,708

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 7

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUND 0.1%

United States

iShares MSCI Emerging Markets ETF(a) (cost $23,080)	500	$27,650

TOTAL LONG-TERM INVESTMENTS
(cost $16,101,377)		23,899,022

SHORT-TERM INVESTMENTS 3.6%

AFFILIATED MUTUAL FUNDS 3.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	710,330	710,330
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $138,919; includes $138,300 of cash collateral for securities on loan)(b)(wb)	139,016	138,933

TOTAL AFFILIATED MUTUAL FUNDS
(cost $849,249)		849,263

	Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills
(cost $39,825)	3.956%	12/11/25	40	39,836

TOTAL SHORT-TERM INVESTMENTS
(cost $889,074)				889,099

TOTAL INVESTMENTS 102.0%
(cost $16,990,451)				24,788,121
Liabilities in excess of other assets(z) (2.0)%				(491,988)

NET ASSETS 100.0%				$24,296,133

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $40,206 and 0.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,796; cash collateral of $138,300 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at October 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
11	Mini MSCI Emerging Markets Index	Dec. 2025	$774,180	$14,986

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MSC	$—	$39,836

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Brazil	$594,449	$—	$—
Chile	—	132,186	—
China	601,127	6,431,587	—
Colombia	12,031	—	—
Czech Republic	—	97,951	—
Greece	—	188,382	—
Hungary	—	98,524	—
India	139,662	3,522,353	40,206
Indonesia	—	105,835	—
Kuwait	—	99,714	—
Malaysia	41,983	87,720	—
Mexico	561,343	—	—
Philippines	—	116,711	—
Poland	—	198,722	—
Qatar	106,711	18,285	—
Russia	—	—	—	**
Saudi Arabia	—	776,445	—
South Africa	20,991	587,872	—
South Korea	12,555	2,958,464	—
Taiwan	—	4,801,031	—
Thailand	—	213,334	—
Turkey	—	205,015	—
United Arab Emirates	42,407	259,737	—
United Kingdom	—	70,964	—
United States	95,112	31,255	—
Preferred Stocks
Brazil	426,979	—	—
Colombia	37,069	—	—
India	—	—	—	**
Russia	—	—	—	**
South Korea	—	136,660	—
Unaffiliated Exchange-Traded Fund
United States	27,650	—	—
Short-Term Investments
Affiliated Mutual Funds	849,263	—	—
U.S. Treasury Obligation	—	39,836	—

Total	$3,569,332	$21,178,583	$40,206

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 9

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$14,986	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of October 31, 2025 were as follows:

Semiconductors & Semiconductor Equipment	15.4%
Banks	15.3
Metals & Mining	5.6
Broadline Retail	5.6
Interactive Media & Services	5.5
Technology Hardware, Storage & Peripherals	5.4
Electronic Equipment, Instruments & Components	4.1
Automobiles	3.6
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	3.5
Oil, Gas & Consumable Fuels	3.3
IT Services	2.6
Insurance	2.2
Pharmaceuticals	1.9
Capital Markets	1.8
Wireless Telecommunication Services	1.7
Entertainment	1.7
Electrical Equipment	1.4
Marine Transportation	1.3
Machinery	1.2
Real Estate Management & Development	1.1
Life Sciences Tools & Services	1.1
Industrial Conglomerates	1.0
Food Products	1.0
Consumer Finance	0.9
Chemicals	0.9
Diversified Telecommunication Services	0.9
Hotels, Restaurants & Leisure	0.9
Consumer Staples Distribution & Retail	0.9
Aerospace & Defense	0.8
Specialty Retail	0.8
Construction Materials	0.8
Passenger Airlines	0.7
Financial Services	0.7
Communications Equipment	0.6
Automobile Components	0.6
Electric Utilities	0.6
Biotechnology	0.5
Water Utilities	0.5
Transportation Infrastructure	0.5
Tobacco	0.5
Textiles, Apparel & Luxury Goods	0.5
Household Durables	0.5
Health Care Providers & Services	0.4
Beverages	0.3
Gas Utilities	0.3
Personal Care Products	0.2
U.S. Treasury Obligation	0.1
Independent Power & Renewable Electricity Producers	0.1

Software	0.1%
Unaffiliated Exchange-Traded Fund	0.1
Trading Companies & Distributors	0.0 *
Construction & Engineering	0.0 *

102.0
Liabilities in excess of other assets	(2.0)

100.0%

*	Less than 0.05%

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Schedule of Investments (continued)

as of October 31, 2025

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$14,986*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(136,911)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(5,303)

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,228,666

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$134,796	$(134,796)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 11

PGIM Quant Solutions Emerging Markets Equity Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value, including securities on loan of $134,796:
Unaffiliated investments (cost $16,141,202)	$23,938,858
Affiliated investments (cost $849,249)	849,263
Foreign currency, at value (cost $47,425)	47,206
Due from Manager	37,020
Dividends and interest receivable	24,175
Receivable for Fund shares sold	3,642
Tax reclaim receivable	2,112
Prepaid expenses and other assets	1,604

Total Assets	24,903,880

Liabilities

Payable for Fund shares purchased	269,832
Payable to broker for collateral for securities on loan	138,300
Foreign capital gains tax liability accrued	79,568
Custodian and accounting fees payable	70,913
Audit fee payable	32,413
Accrued expenses and other liabilities	14,019
Due to broker—variation margin futures	1,815
Trustees’ fees payable	827
Affiliated transfer agent fee payable	60

Total Liabilities	607,747

Net Assets	$24,296,133

Net assets were comprised of:
Paid-in capital	$13,082,418
Total distributable earnings (loss)	11,213,715

Net assets, October 31, 2025	$24,296,133

Class R6

Net asset value, offering price and redemption price per share,
($24,296,133 ÷ 1,543,839 shares of beneficial interest issued and outstanding)	$15.74

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $136,155 foreign withholding tax)	$874,701
Affiliated dividend income	33,946
Interest income	3,589
Income from securities lending, net (including affiliated income of $1,410)	2,535

Total income	914,771

Expenses
Management fee	218,925
Custodian and accounting fees	167,922
Professional fees	83,874
Audit fee	32,411
Shareholders’ reports	17,290
Fund data services	11,426
Trustees’ fees	10,041
Transfer agent’s fees and expenses (including affiliated expense of $423)	591
Registration fees	438
Miscellaneous	22,485

Total expenses	565,403
Less: Fee waiver and/or expense reimbursement	(215,055)

Net expenses	350,348

Net investment income (loss)	564,423

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(394)) (net of foreign capital gains taxes $(38,670))	6,003,347
Futures transactions	(136,911)
Foreign currency transactions	(36,077)

5,830,359

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $14) (net of change in foreign capital gains taxes $98,828)	(289,889)
Futures	(5,303)
Foreign currencies	4,764

(290,428)

Net gain (loss) on investment and foreign currency transactions	5,539,931

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,104,354

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 13

PGIM Quant Solutions Emerging Markets Equity Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$564,423	$884,144
Net realized gain (loss) on investment and foreign currency transactions	5,830,359	2,302,636
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(290,428)	5,795,732

Net increase (decrease) in net assets resulting from operations	6,104,354	8,982,512

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,071,972)	(1,306,279)

Fund share transactions
Net proceeds from shares sold (266,055 and 463,928 shares, respectively)	3,290,025	5,528,953
Net asset value of shares issued in reinvestment of dividends and distributions (24,085 and 125,123 shares, respectively)	291,910	1,306,279
Cost of shares purchased (2,177,251 and 640,346 shares, respectively)	(27,050,383)	(7,214,867)

Net increase (decrease) in net assets from Fund share transactions	(23,468,448)	(379,635)

Total increase (decrease)	(18,436,066)	7,296,598

Net Assets:

Beginning of year	42,732,199	35,435,601

End of year	$24,296,133	$42,732,199

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund

Financial Highlights

Class R6 Shares
	Year Ended October 31,
	2025	2024	2023		2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$12.45	$10.18	$9.34		$12.83	$11.61
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.26	0.27		0.38	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.37	2.38	0.98		(3.45)	1.11
Total from investment operations	3.62	2.64	1.25		(3.07)	1.40
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.37)	(0.41)		(0.35)	(0.18)
Distributions from net realized gains	-	-	-		(0.07)	-
Total dividends and distributions	(0.33)	(0.37)	(0.41)		(0.42)	(0.18)
Net asset value, end of year	$15.74	$12.45	$10.18		$9.34	$12.83
Total Return(b):	29.73%	26.77%	13.37%		(24.71)%	12.08%

Ratios/Supplemental Data:
Net assets, end of year (000)	$24,296	$42,732	$35,436		$32,181	$41,893
Average net assets (000)	$29,190	$38,820	$37,262		$38,004	$45,007
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.20%	1.20%	1.21	%(d)	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	1.94%	1.49%	1.61%		1.54%	1.42%
Net investment income (loss)	1.93%	2.28%	2.54%		3.36%	2.15%
Portfolio turnover rate	120%	96%	101%		101%	108%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2023.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 15

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments

as of October 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 97.2%

COMMON STOCKS 93.7%

Australia 6.5%
ANZ Group Holdings Ltd.	6,302	$150,944
APA Group, UTS	2,892	17,369
Aristocrat Leisure Ltd.	1,194	49,402
ASX Ltd.	420	15,497
BHP Group Ltd.	10,772	307,091
BlueScope Steel Ltd.	948	14,183
Brambles Ltd.	2,900	47,124
CAR Group Ltd.	801	18,703
Cochlear Ltd.	141	26,471
Coles Group Ltd.	2,844	41,018
Commonwealth Bank of Australia	3,551	398,440
Computershare Ltd.	1,111	26,541
Evolution Mining Ltd.	4,327	30,620
Fortescue Ltd.	3,589	49,913
Glencore PLC*	21,747	104,180
Goodman Group, REIT	4,308	92,916
Insurance Australia Group Ltd.	5,130	26,373
Lottery Corp. Ltd. (The)	4,846	17,431
Macquarie Group Ltd.	768	109,543
Medibank Private Ltd.	5,961	19,024
National Australia Bank Ltd.	6,495	185,173
Northern Star Resources Ltd.	2,880	46,440
Origin Energy Ltd.	3,736	29,940
Pro Medicus Ltd.	124	21,291
Qantas Airways Ltd.	1,609	10,719
QBE Insurance Group Ltd.	3,202	41,545
REA Group Ltd.	109	15,188
Rio Tinto Ltd.	787	68,332
Rio Tinto PLC	2,393	172,511
Santos Ltd.	6,861	28,337
Scentre Group, REIT	11,283	30,056
SGH Ltd.	441	13,973
Sigma Healthcare Ltd.	9,978	20,286
Sonic Healthcare Ltd.	968	13,398
South32 Ltd.	9,798	20,263
Stockland, REIT	5,178	21,408
Suncorp Group Ltd.	2,288	29,371
Telstra Group Ltd.	8,772	28,025
Transurban Group, UTS	6,588	62,334
Vicinity Ltd., REIT	8,193	13,535
Washington H Soul Pattinson & Co. Ltd.	529	12,998
Wesfarmers Ltd.	2,406	132,056
Westpac Banking Corp.	7,260	183,711
WiseTech Global Ltd.	421	18,988
Woodside Energy Group Ltd.	4,027	65,259
Woolworths Group Ltd.	2,591	48,138

		2,896,058

Austria 0.2%
Erste Group Bank AG	653	67,643
Mondi PLC	957	10,697
OMV AG	319	17,464
Verbund AG	142	10,960

		106,764

Belgium 0.8%
Ageas SA/NV	322	21,310

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Belgium (cont’d.)
Anheuser-Busch InBev SA/NV	2,096	$127,808
D’ieteren Group	44	8,037
Elia Group SA/NV	92	11,089
Groupe Bruxelles Lambert NV	181	15,908
KBC Group NV	487	58,591
Lotus Bakeries NV	1	8,725
Sofina SA	30	8,246
Syensqo SA	162	13,372
UCB SA	268	68,914

		342,000

Brazil 0.0%
Yara International ASA	349	12,715

Chile 0.1%
Antofagasta PLC	855	31,381

China 0.6%
BOC Hong Kong Holdings Ltd.	7,989	39,256
Prosus NV*	2,775	191,804
SITC International Holdings Co. Ltd.	3,096	11,423
Wharf Holdings Ltd. (The)	2,477	6,517
Wilmar International Ltd.	3,963	9,523
Yangzijiang Shipbuilding Holdings Ltd.	5,200	14,044

		272,567

Denmark 1.7%
Carlsberg A/S (Class B Stock)	201	23,634
Coloplast A/S (Class B Stock)	264	23,877
Danske Bank A/S	1,417	63,330
Demant A/S*	184	6,122
DSV A/S	429	91,552
Genmab A/S*	129	36,794
Novo Nordisk A/S (Class B Stock)	6,834	336,450
Novonesis Novozymes B	747	44,640
Orsted A/S, 144A*	1,106	19,808
Pandora A/S	171	22,881
ROCKWOOL A/S (Class B Stock)	200	6,853
Tryg A/S	732	18,043
Vestas Wind Systems A/S	2,140	43,768

		737,752

Finland 1.1%
Elisa OYJ	308	13,572
Fortum OYJ	971	21,653
Kesko OYJ (Class B Stock)	579	12,214
Kone OYJ (Class B Stock)	721	48,172
Metso OYJ	1,318	21,614
Neste OYJ	913	18,918
Nokia OYJ	10,999	75,028
Nordea Bank Abp	6,663	113,983
Orion OYJ (Class B Stock)	229	15,992
Sampo OYJ (Class A Stock)	5,135	57,236
Stora Enso OYJ (Class R Stock)	1,260	14,672
UPM-Kymmene OYJ	1,125	30,186
Wartsila OYJ Abp	1,091	35,694

		478,934

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 17

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

France 8.7%
Accor SA	422	$21,468
Aeroports de Paris SA	73	10,014
Air Liquide SA	1,222	236,505
Airbus SE	1,261	310,926
Alstom SA*	750	18,756
Amundi SA, 144A	129	9,563
Arkema SA	124	7,361
AXA SA	3,758	163,054
BioMerieux	87	11,201
BNP Paribas SA	2,158	167,154
Bollore SE	1,522	8,475
Bouygues SA	409	18,462
Bureau Veritas SA	689	22,642
Capgemini SE	345	53,077
Carrefour SA	1,188	17,892
Cie de Saint-Gobain SA	952	92,403
Cie Generale des Etablissements Michelin SCA	1,422	45,426
Covivio SA, REIT	121	7,763
Credit Agricole SA	2,246	40,543
Danone SA	1,369	120,906
Dassault Aviation SA	41	13,212
Dassault Systemes SE	1,421	40,439
Edenred SE	510	14,660
Eiffage SA	147	18,088
Engie SA	3,873	90,678
EssilorLuxottica SA	639	234,014
FDJ UNITED	217	6,323
Gecina SA, REIT	96	8,922
Getlink SE	641	11,700
Hermes International SCA	67	165,789
Ipsen SA	80	11,243
Kering SA	157	55,753
Klepierre SA, REIT	468	17,885
Legrand SA	556	96,014
L’Oreal SA	508	211,994
LVMH Moet Hennessy Louis Vuitton SE	531	375,323
Orange SA	3,949	63,170
Pernod Ricard SA	428	41,919
Publicis Groupe SA	485	48,611
Renault SA	417	16,204
Rexel SA	474	16,436
Safran SA	764	271,463
Sartorius Stedim Biotech	60	14,350
Societe Generale SA	1,527	96,843
Sodexo SA	191	10,576
Teleperformance SE	115	8,212
Thales SA	195	55,605
TotalEnergies SE	4,357	272,030
Unibail-Rodamco-Westfield, REIT	257	26,575
Veolia Environnement SA	1,335	44,118
Vinci SA	1,050	140,402

		3,882,142

Germany 8.6%
adidas AG	358	67,691
Allianz SE	819	329,108
BASF SE	1,893	93,404
Bayer AG	2,083	64,791
Bayerische Motoren Werke AG	595	55,481

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Germany (cont’d.)
Beiersdorf AG	210	$22,263
Brenntag SE	260	14,440
Commerzbank AG	1,634	59,580
Continental AG	238	18,186
Covestro AG*	409	28,569
CTS Eventim AG & Co. KGaA	134	12,005
Daimler Truck Holding AG	1,007	40,363
Deutsche Bank AG	3,925	140,516
Deutsche Boerse AG	396	100,283
Deutsche Lufthansa AG	1,270	11,134
Deutsche Post AG	2,036	93,547
Deutsche Telekom AG	7,374	228,411
E.ON SE	4,761	88,585
Evonik Industries AG	543	9,100
Fresenius Medical Care AG	475	25,501
Fresenius SE & Co. KGaA	896	51,558
GEA Group AG	316	22,603
Hannover Rueck SE	127	36,256
Heidelberg Materials AG	283	66,393
Henkel AG & Co. KGaA	220	16,428
Hensoldt AG	135	14,391
Infineon Technologies AG	2,769	109,910
Knorr-Bremse AG	159	14,795
LEG Immobilien SE	162	12,347
Mercedes-Benz Group AG	1,531	99,338
Merck KGaA	273	35,761
MTU Aero Engines AG	112	48,947
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	277	171,378
Nemetschek SE	125	14,444
Rational AG	10	7,336
Rheinmetall AG	97	190,681
RWE AG	1,341	66,018
SAP SE	2,216	576,321
Scout24 SE, 144A	156	18,041
Siemens AG	1,613	457,120
Siemens Energy AG*	1,433	178,531
Siemens Healthineers AG, 144A	715	40,076
Symrise AG	281	23,238
Talanx AG	139	16,926
Vonovia SE	1,570	47,187
Zalando SE, 144A*	486	13,619

		3,852,601

Hong Kong 1.7%
AIA Group Ltd.	22,552	219,448
Brightoil Petroleum Holdings Ltd.^	7,000	—
CK Asset Holdings Ltd.	4,211	20,833
CK Infrastructure Holdings Ltd.	1,362	8,859
CLP Holdings Ltd.	3,654	31,166
Futu Holdings Ltd., ADR	124	24,681
Hang Seng Bank Ltd.	1,572	30,646
Henderson Land Development Co. Ltd.	3,099	10,901
HKT Trust & HKT Ltd., UTS	7,670	11,199
Hong Kong & China Gas Co. Ltd.	24,372	22,682
Hong Kong Exchanges & Clearing Ltd.	2,526	137,674
Hongkong Land Holdings Ltd.	2,491	15,221
Link REIT, REIT	5,550	28,902
MTR Corp. Ltd.	3,406	12,496
Power Assets Holdings Ltd.	2,658	16,886

See Notes to Financial Statements.

PGIM Quant Solutions Emerging Markets Equity Fund 19

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Hong Kong (cont’d.)
Prudential PLC	5,534	$76,967
Sino Land Co. Ltd.	6,422	7,977
Sun Hung Kai Properties Ltd.	2,751	33,476
Swire Pacific Ltd. (Class A Stock)	429	3,543
Techtronic Industries Co. Ltd.	3,096	36,112
WH Group Ltd., 144A	18,393	17,693
Wharf Real Estate Investment Co. Ltd.	3,025	8,610

		775,972

Indonesia 0.0%
Jardine Matheson Holdings Ltd.	364	21,372

Ireland 0.4%
AerCap Holdings NV	373	48,579
AIB Group PLC	4,442	40,939
Bank of Ireland Group PLC	2,089	34,203
Kerry Group PLC (Class A Stock)	348	31,746
Kingspan Group PLC	335	25,084

		180,551

Israel 0.8%
Azrieli Group Ltd.	89	9,390
Bank Hapoalim BM	2,661	53,972
Bank Leumi Le-Israel BM	3,180	64,541
Check Point Software Technologies Ltd.*	176	34,440
Elbit Systems Ltd.	59	27,947
ICL Group Ltd.	1,642	10,756
Israel Discount Bank Ltd. (Class A Stock)	2,674	26,723
Mizrahi Tefahot Bank Ltd.	336	21,846
Nice Ltd.*	136	18,552
Nova Ltd.*	62	21,536
Phoenix Financial Ltd.	479	18,440
Teva Pharmaceutical Industries Ltd., ADR*	2,427	49,705
Wix.com Ltd.*	114	16,592

		374,440

Italy 3.1%
Banca Mediolanum SpA	427	8,585
Banca Monte dei Paschi di Siena SpA	4,100	35,959
Banco BPM SpA	2,455	35,768
BPER Banca SpA	3,010	36,065
Coca-Cola HBC AG*	471	21,373
Davide Campari-Milano NV	1,328	9,245
Enel SpA	17,250	174,497
Eni SpA	4,457	82,185
Ferrari NV	265	106,122
FinecoBank Banca Fineco SpA	1,325	30,316
Generali	1,830	70,447
Infrastrutture Wireless Italiane SpA, 144A	604	6,637
Intesa Sanpaolo SpA	30,225	194,811
Leonardo SpA	858	50,480
Moncler SpA	491	29,455
Nexi SpA, 144A	1,067	5,626
Poste Italiane SpA, 144A	990	23,869
Prysmian SpA	596	62,141
Recordati Industria Chimica e Farmaceutica SpA	243	14,464
Ryanair Holdings PLC	1,803	54,587
Snam SpA	4,374	26,977

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Italy (cont’d.)
Telecom Italia SpA*	23,188	$13,673
Terna - Rete Elettrica Nazionale	2,971	30,465
UniCredit SpA	2,973	220,141
Unipol Assicurazioni SpA	759	16,617

		1,360,505

Japan 21.4%
Advantest Corp.	1,621	242,738
Aeon Co. Ltd.	4,689	74,165
AGC, Inc.	406	12,685
Aisin Corp.	1,048	18,833
Ajinomoto Co., Inc.	1,918	54,399
ANA Holdings, Inc.	351	6,578
Asahi Group Holdings Ltd.	3,130	33,747
Asahi Kasei Corp.	2,720	20,841
Asics Corp.	1,476	37,585
Astellas Pharma, Inc.	3,830	40,091
Bandai Namco Holdings, Inc.	1,255	39,059
Bridgestone Corp.	1,199	52,343
Canon, Inc.	1,911	54,880
Capcom Co. Ltd.	733	19,141
Central Japan Railway Co.	1,634	40,003
Chiba Bank Ltd. (The)	1,244	12,139
Chubu Electric Power Co., Inc.	1,361	18,926
Chugai Pharmaceutical Co. Ltd.	1,409	64,487
Dai Nippon Printing Co. Ltd.	807	13,469
Daifuku Co. Ltd.	682	21,740
Dai-ichi Life Holdings, Inc.	7,454	52,320
Daiichi Sankyo Co. Ltd.	3,642	87,001
Daikin Industries Ltd.	562	65,293
Daito Trust Construction Co. Ltd.	610	11,405
Daiwa House Industry Co. Ltd.	1,170	39,696
Daiwa Securities Group, Inc.	2,886	22,211
Denso Corp.	3,769	52,660
Disco Corp.	192	63,760
East Japan Railway Co.	2,044	49,925
Eisai Co. Ltd.	566	16,811
ENEOS Holdings, Inc.	5,921	37,354
FANUC Corp.	2,002	66,810
Fast Retailing Co. Ltd.	403	147,949
Fuji Electric Co. Ltd.	270	19,284
FUJIFILM Holdings Corp.	2,373	54,998
Fujikura Ltd.	520	70,811
Fujitsu Ltd.	3,822	99,603
Hankyu Hanshin Holdings, Inc.	499	13,400
Hikari Tsushin, Inc.	35	9,271
Hitachi Ltd.	9,713	331,786
Honda Motor Co. Ltd.	8,401	84,911
Hoya Corp.	731	118,738
Hulic Co. Ltd.	1,022	10,559
Idemitsu Kosan Co. Ltd.	1,753	12,190
IHI Corp.	2,170	44,928
Inpex Corp.	1,843	34,007
Isuzu Motors Ltd.	1,148	14,086
ITOCHU Corp.	2,520	145,967
Japan Airlines Co. Ltd.	285	5,134
Japan Exchange Group, Inc.	2,087	23,272
Japan Post Bank Co. Ltd.	3,818	42,781
Japan Post Holdings Co. Ltd.	3,760	35,235

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 21

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
Japan Post Insurance Co. Ltd.	423	$10,940
Japan Tobacco, Inc.	2,539	88,441
JFE Holdings, Inc.	1,215	13,924
Kajima Corp.	907	29,240
Kansai Electric Power Co., Inc. (The)	2,049	31,965
Kao Corp.	999	42,277
Kawasaki Heavy Industries Ltd.	320	25,625
Kawasaki Kisen Kaisha Ltd.	746	10,688
KDDI Corp.	6,662	106,195
Keyence Corp.	409	151,794
Kikkoman Corp.	1,424	11,339
Kirin Holdings Co. Ltd.	1,700	23,907
Kobe Bussan Co. Ltd.	332	7,704
Komatsu Ltd.	2,019	67,537
Konami Group Corp.	198	32,974
Kubota Corp.	2,125	27,513
Kyocera Corp.	2,777	36,849
Kyowa Kirin Co. Ltd.	510	7,897
Lasertec Corp.	170	34,515
LY Corp.	6,182	18,166
M3, Inc.	920	12,894
Makita Corp.	476	14,390
Marubeni Corp.	2,986	73,384
MatsukiyoCocokara & Co.	694	12,575
MEIJI Holdings Co. Ltd.	494	9,509
MINEBEA MITSUMI, Inc.	745	14,724
Mitsubishi Chemical Group Corp.	2,869	14,986
Mitsubishi Corp.	6,830	164,006
Mitsubishi Electric Corp.	4,028	114,365
Mitsubishi Estate Co. Ltd.	2,250	47,682
Mitsubishi HC Capital, Inc.	1,908	14,926
Mitsubishi Heavy Industries Ltd.	6,794	205,109
Mitsubishi UFJ Financial Group, Inc.	24,316	367,300
Mitsui & Co. Ltd.	5,234	128,713
Mitsui Fudosan Co. Ltd.	5,598	58,289
Mitsui OSK Lines Ltd.	740	21,987
Mizuho Financial Group, Inc.	5,331	178,564
MonotaRO Co. Ltd.	530	7,395
MS&AD Insurance Group Holdings, Inc.	2,725	56,174
Murata Manufacturing Co. Ltd.	3,540	76,326
NEC Corp.	2,820	102,423
Nexon Co. Ltd.	706	14,398
NIDEC Corp.	1,785	21,718
Nintendo Co. Ltd.	2,340	199,578
Nippon Building Fund, Inc., REIT	16	14,767
Nippon Paint Holdings Co. Ltd.	2,001	12,728
Nippon Sanso Holdings Corp.	387	12,853
Nippon Steel Corp.	10,235	42,189
Nippon Yusen KK	933	32,220
Nissan Motor Co. Ltd.*	4,799	10,969
Nissin Foods Holdings Co. Ltd.	424	7,654
Nitori Holdings Co. Ltd.	810	13,124
Nitto Denko Corp.	1,498	37,307
Nomura Holdings, Inc.	6,362	45,400
Nomura Research Institute Ltd.	852	32,898
NTT, Inc.	63,377	65,231
Obayashi Corp.	1,401	23,701
Obic Co. Ltd.	744	23,080
Olympus Corp.	2,418	29,758
Oracle Corp.	73	6,730

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
Oriental Land Co. Ltd.	2,284	$46,223
ORIX Corp.	2,457	60,103
Osaka Gas Co. Ltd.	780	24,543
Otsuka Corp.	503	9,944
Otsuka Holdings Co. Ltd.	955	51,975
Pan Pacific International Holdings Corp.	4,030	23,973
Panasonic Holdings Corp.	4,939	57,387
Rakuten Group, Inc.*	3,256	21,301
Recruit Holdings Co. Ltd.	2,819	139,788
Renesas Electronics Corp.	3,561	43,977
Resona Holdings, Inc.	4,402	42,440
Ryohin Keikaku Co. Ltd.	1,060	21,797
Sanrio Co. Ltd.	380	17,586
SBI Holdings, Inc.	568	25,382
SCREEN Holdings Co. Ltd.	167	15,831
SCSK Corp.	348	12,788
Secom Co. Ltd.	889	30,052
Sekisui Chemical Co. Ltd.	805	13,946
Sekisui House Ltd.	1,249	26,798
Seven & i Holdings Co. Ltd.	4,570	58,129
SG Holdings Co. Ltd.	670	6,158
Shimadzu Corp.	505	13,577
Shimano, Inc.	147	15,401
Shin-Etsu Chemical Co. Ltd.	3,582	107,671
Shionogi & Co. Ltd.	1,603	26,886
Shiseido Co. Ltd.	888	14,957
SMC Corp.	123	42,106
SoftBank Corp.	60,708	86,266
SoftBank Group Corp.	2,019	354,271
Sompo Holdings, Inc.	1,882	57,355
Sony Financial Group, Inc.*	13,042	13,151
Sony Group Corp.	13,042	363,214
Subaru Corp.	1,222	25,996
Sumitomo Corp.	2,307	67,113
Sumitomo Electric Industries Ltd.	1,488	54,249
Sumitomo Metal Mining Co. Ltd.	524	17,141
Sumitomo Mitsui Financial Group, Inc.	7,822	211,771
Sumitomo Mitsui Trust Group, Inc.	1,360	37,355
Sumitomo Realty & Development Co. Ltd.	650	27,753
Suntory Beverage & Food Ltd.	303	9,172
Suzuki Motor Corp.	3,325	49,638
Sysmex Corp.	1,090	12,151
T&D Holdings, Inc.	1,022	21,948
Taisei Corp.	323	23,502
Takeda Pharmaceutical Co. Ltd.	3,367	90,867
TDK Corp.	4,121	72,003
Terumo Corp.	2,823	45,566
TIS, Inc.	514	17,708
Toho Co. Ltd.	220	12,896
Tokio Marine Holdings, Inc.	3,893	145,182
Tokyo Electron Ltd.	942	207,683
Tokyo Gas Co. Ltd.	668	23,443
Tokyo Metro Co. Ltd.	640	6,728
Tokyu Corp.	1,052	11,707
TOPPAN Holdings, Inc.	517	12,645
Toray Industries, Inc.	3,003	18,386
Toyota Industries Corp.	348	37,828
Toyota Motor Corp.	20,092	409,618
Toyota Tsusho Corp.	1,459	44,596
Trend Micro, Inc.	272	13,881

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 23

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont’d.)
Unicharm Corp.	2,416	$14,948
West Japan Railway Co.	951	19,545
Yakult Honsha Co. Ltd.	566	8,473
Yamaha Motor Co. Ltd.	1,957	14,100
Yokogawa Electric Corp.	486	14,538
Yokohama Financial Group, Inc.	2,178	15,821
Zensho Holdings Co. Ltd.	208	12,951
ZOZO, Inc.	882	7,624

		9,565,021

Luxembourg 0.1%
ArcelorMittal SA	1,017	38,825
CVC Capital Partners PLC, 144A	477	7,967
Eurofins Scientific SE	255	17,985

		64,777

Macau 0.1%
Galaxy Entertainment Group Ltd.	4,954	24,682
Sands China Ltd.	5,050	13,162

		37,844

Mexico 0.0%
Fresnillo PLC	469	13,715

Netherlands 4.2%
ABN AMRO Bank NV, 144A, CVA	1,237	36,960
Adyen NV, 144A*	53	90,815
Akzo Nobel NV	370	24,451
Argenx SE*	130	106,401
ASM International NV	99	64,236
ASML Holding NV	836	883,910
ASR Nederland NV	319	21,290
BE Semiconductor Industries NV	155	26,427
Euronext NV, 144A	163	23,294
EXOR NV	192	16,639
Heineken Holding NV	281	18,976
Heineken NV	610	47,234
IMCD NV	129	13,367
ING Groep NV	6,412	160,105
JDE Peet’s NV	374	13,611
Koninklijke Ahold Delhaize NV	1,936	79,242
Koninklijke KPN NV	8,248	38,167
Koninklijke Philips NV	1,635	44,791
NN Group NV	570	39,008
Randstad NV	229	8,975
Universal Music Group NV	2,333	62,576
Wolters Kluwer NV	505	61,906

		1,882,381

New Zealand 0.3%
Auckland International Airport Ltd.	3,648	16,979
Contact Energy Ltd.	1,783	9,505
Fisher & Paykel Healthcare Corp. Ltd.	1,271	26,945
Infratil Ltd.	2,060	14,560

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

New Zealand (cont’d.)
Meridian Energy Ltd.	2,916	$9,872
Xero Ltd.*	349	33,017

		110,878

Norway 0.5%
Aker BP ASA	684	17,727
DNB Bank ASA	1,899	48,473
Equinor ASA	1,628	38,993
Gjensidige Forsikring ASA	433	11,653
Kongsberg Gruppen ASA	930	23,709
Mowi ASA	1,005	22,093
Norsk Hydro ASA	3,050	20,620
Orkla ASA	1,518	15,417
Salmar ASA	150	8,423
Telenor ASA	1,331	19,794

		226,902

Poland 0.0%
InPost SA*	505	6,361

Portugal 0.2%
Banco Comercial Portugues SA (Class R Stock)	17,640	15,571
EDP SA	6,806	33,834
Galp Energia SGPS SA	884	17,760
Jeronimo Martins SGPS SA	600	15,453

		82,618

Russia 0.0%
Evraz PLC*^	2,361	—

Singapore 1.7%
CapitaLand Ascendas REIT, REIT	8,323	18,019
CapitaLand Integrated Commercial Trust, REIT	12,535	22,788
CapitaLand Investment Ltd.	4,678	9,478
DBS Group Holdings Ltd.	4,435	183,620
Genting Singapore Ltd.	12,448	6,978
Grab Holdings Ltd. (Class A Stock)*	4,979	29,924
Keppel Ltd.	2,958	23,133
Oversea-Chinese Banking Corp. Ltd.	7,153	93,571
Sea Ltd., ADR*	795	124,219
Sembcorp Industries Ltd.	1,858	9,310
Singapore Airlines Ltd.	2,996	15,251
Singapore Exchange Ltd.	1,758	22,811
Singapore Technologies Engineering Ltd.	3,268	21,291
Singapore Telecommunications Ltd.	15,701	51,249
STMicroelectronics NV	1,435	35,238
United Overseas Bank Ltd.	2,660	70,749

		737,629

South Africa 0.2%
Anglo American PLC	2,372	89,739

South Korea 0.0%
Delivery Hero SE, 144A*	428	10,871

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 25

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Spain 3.3%
Acciona SA	51	$11,288
ACS Actividades de Construccion y Servicios SA	385	31,612
Aena SME SA, 144A	1,580	42,915
Amadeus IT Group SA	955	73,001
Banco Bilbao Vizcaya Argentaria SA	12,223	246,246
Banco de Sabadell SA	10,661	39,967
Banco Santander SA	31,588	321,888
Bankinter SA	1,456	21,948
CaixaBank SA	8,369	88,458
Cellnex Telecom SA, 144A	1,047	32,595
EDP Renovaveis SA	676	9,883
Endesa SA	689	24,691
Grifols SA	615	7,969
Iberdrola SA	13,346	270,473
Industria de Diseno Textil SA	2,313	127,725
Redeia Corp. SA	880	15,842
Repsol SA	2,453	45,011
Telefonica SA	7,786	39,484

		1,450,996

Sweden 3.0%
AddTech AB (Class B Stock)	563	18,968
Alfa Laval AB	627	29,800
Assa Abloy AB (Class B Stock)	2,125	80,080
Atlas Copco AB (Class A Stock)	5,697	95,459
Atlas Copco AB (Class B Stock)	3,310	49,515
Beijer Ref AB	863	13,637
Boliden AB*	593	26,592
Epiroc AB (Class A Stock)	1,391	29,331
Epiroc AB (Class B Stock)	844	15,751
EQT AB	807	27,888
Essity AB (Class B Stock)	1,277	35,076
Evolution AB, 144A	304	20,255
Fastighets AB Balder (Class B Stock)*	1,604	11,765
H & M Hennes & Mauritz AB (Class B Stock)	1,201	22,682
Hexagon AB (Class B Stock)	4,403	53,671
Holmen AB (Class B Stock)	157	5,932
Industrivarden AB (Class A Stock)	268	11,143
Industrivarden AB (Class C Stock)	347	14,394
Indutrade AB	592	15,826
Investment AB Latour (Class B Stock)	339	8,638
Investor AB (Class B Stock)	3,671	120,875
L E Lundbergforetagen AB (Class B Stock)	157	8,403
Lifco AB (Class B Stock)	505	19,498
Nibe Industrier AB (Class B Stock)	3,280	12,763
Saab AB (Class B Stock)	678	37,308
Sagax AB (Class B Stock)	465	10,435
Sandvik AB	2,261	68,371
Securitas AB (Class B Stock)	1,043	15,364
Skandinaviska Enskilda Banken AB (Class A Stock)	3,212	61,316
Skanska AB (Class B Stock)	738	20,097
SKF AB (Class B Stock)	739	18,942
Svenska Cellulosa AB SCA (Class B Stock)	1,316	17,529
Svenska Handelsbanken AB (Class A Stock)	3,093	40,362
Swedbank AB (Class A Stock)	1,800	54,649
Swedish Orphan Biovitrum AB*	422	14,539
Tele2 AB (Class B Stock)	1,245	19,778
Telefonaktiebolaget LM Ericsson (Class B Stock)	5,891	59,769
Telia Co. AB	5,107	20,105

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Sweden (cont’d.)
Trelleborg AB (Class B Stock)	437	$18,237
Volvo AB (Class B Stock)	3,369	92,294

		1,317,037

Switzerland 4.5%
ABB Ltd.	3,340	248,321
Avolta AG*	186	9,805
Baloise Holding AG	87	21,606
Banque Cantonale Vaudoise	62	7,199
Barry Callebaut AG	7	9,100
Belimo Holding AG	17	18,342
BKW AG	43	9,624
Chocoladefabriken Lindt & Spruengli AG	4	61,489
Cie Financiere Richemont SA (Class A Stock)	1,135	224,510
DSM-Firmenich AG	394	32,115
EMS-Chemie Holding AG	15	10,274
Galderma Group AG	277	51,442
Geberit AG	72	52,634
Givaudan SA	19	77,836
Helvetia Holding AG	74	18,184
Julius Baer Group Ltd.	446	30,109
Kuehne + Nagel International AG	102	19,568
Logitech International SA	329	39,552
Lonza Group AG	149	102,889
Partners Group Holding AG	48	58,782
Sandoz Group AG	886	59,076
Schindler Holding AG	50	16,902
Schindler Holding AG (Part. Cert.)	85	30,277
SGS SA	340	38,342
SIG Group AG*	649	7,256
Sika AG	328	64,284
Sonova Holding AG	105	28,641
Straumann Holding AG	235	29,540
Swatch Group AG (The) (Bearer Shares)	63	13,166
Swiss Life Holding AG	62	67,298
Swiss Prime Site AG	163	23,169
Swisscom AG	56	41,021
UBS Group AG	6,748	258,214
VAT Group AG, 144A	56	24,473
Zurich Insurance Group AG	310	215,596

		2,020,636

United Arab Emirates 0.0%
NMC Health PLC*^	372	—

United Kingdom 10.7%
3i Group PLC	2,064	119,445
Admiral Group PLC	564	24,284
Ashtead Group PLC	916	61,184
Associated British Foods PLC	711	21,456
AstraZeneca PLC	3,291	542,846
Auto Trader Group PLC, 144A	1,926	19,759
Aviva PLC	6,487	57,016
BAE Systems PLC	6,389	157,383
Barclays PLC	30,012	160,973
Barratt Redrow PLC	2,990	14,796
British American Tobacco PLC	4,424	226,578
BT Group PLC	12,909	31,505

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 27

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Bunzl PLC	691	$21,005
Centrica PLC	10,305	24,287
CK Hutchison Holdings Ltd.	5,445	36,108
Coca-Cola Europacific Partners PLC	465	41,306
Compass Group PLC	3,600	119,159
DCC PLC	214	14,098
Diageo PLC	4,719	108,545
Entain PLC	1,317	13,717
Halma PLC	803	37,419
Hikma Pharmaceuticals PLC	352	8,515
HSBC Holdings PLC	37,015	518,190
Imperial Brands PLC	1,659	65,919
Informa PLC	2,850	36,290
InterContinental Hotels Group PLC	312	37,636
International Consolidated Airlines Group SA	2,685	14,740
Intertek Group PLC	350	23,313
J Sainsbury PLC	3,820	17,151
JD Sports Fashion PLC	5,346	6,551
Kingfisher PLC	3,936	15,963
Land Securities Group PLC, REIT	1,495	12,218
Legal & General Group PLC	12,454	38,918
Lloyds Banking Group PLC	127,568	149,572
London Stock Exchange Group PLC	1,010	125,873
M&G PLC	4,895	16,947
Marks & Spencer Group PLC	4,359	22,779
Melrose Industries PLC	2,788	22,968
National Grid PLC	10,386	155,729
NatWest Group PLC	17,133	131,899
Next PLC	247	46,409
Pearson PLC	1,300	18,093
Phoenix Group Holdings PLC	1,549	13,722
Reckitt Benckiser Group PLC	1,446	110,603
RELX PLC	3,902	172,454
Rentokil Initial PLC	5,476	30,564
Rolls-Royce Holdings PLC	17,910	275,614
Sage Group PLC (The)	2,122	32,075
Schroders PLC	1,663	8,299
Segro PLC, REIT	2,787	25,575
Severn Trent PLC	584	21,348
Smith & Nephew PLC	1,796	33,165
Smiths Group PLC	711	23,544
Spirax Group PLC	160	14,924
SSE PLC	2,346	59,102
Standard Chartered PLC	4,193	86,071
Tesco PLC	14,270	86,115
Unilever PLC	5,203	312,203
United Utilities Group PLC	1,480	23,349
Vodafone Group PLC	42,304	51,212
Whitbread PLC	374	14,238
Wise PLC (Class A Stock)*	1,445	18,375
WPP PLC	2,331	8,808

		4,759,902

United States 9.2%
Aegon Ltd.	2,868	21,856
Alcon AG	1,059	78,933
Amrize Ltd.*	1,105	57,179
AP Moller - Maersk A/S (Class A Stock)	6	12,367
AP Moller - Maersk A/S (Class B Stock)	8	16,447

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

United States (cont’d.)
BP PLC	33,658	$197,196
CSL Ltd.	1,027	119,683
CyberArk Software Ltd.*	93	48,433
Experian PLC	1,947	90,818
Ferrovial SE	1,083	66,458
GSK PLC	8,667	202,924
Haleon PLC	19,140	89,005
Holcim AG*	1,105	98,236
James Hardie Industries PLC, CDI*	1,228	25,863
Monday.com Ltd.*	84	17,240
Nestle SA	5,467	522,363
Novartis AG	4,034	499,255
QIAGEN NV	466	21,935
Roche Holding AG	1,491	482,965
Roche Holding AG (Bearer Shares)	70	23,748
Sanofi SA	2,345	237,227
Schneider Electric SE	1,163	331,373
Shell PLC	12,529	469,705
Spotify Technology SA*	330	216,256
Stellantis NV	4,276	43,486
Swiss Re AG	639	116,683
Tenaris SA	863	17,152

		4,124,786

TOTAL COMMON STOCKS (cost $20,549,001)		41,827,847

PREFERRED STOCKS 0.3%

Germany
Bayerische Motoren Werke AG (PRFC)	121	10,483
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A	247	12,923
Henkel AG & Co. KGaA (PRFC)	340	27,544
Porsche Automobil Holding SE (PRFC)	332	13,192
Sartorius AG (PRFC)	53	14,582
Volkswagen AG (PRFC)	437	45,508

TOTAL PREFERRED STOCKS (cost $131,210)		124,232

UNAFFILIATED EXCHANGE-TRADED FUND 3.2%

United States
iShares MSCI EAFE ETF(a) (cost $1,269,545)	15,100	1,426,799

TOTAL LONG-TERM INVESTMENTS (cost $21,949,756)		43,378,878

SHORT-TERM INVESTMENTS 2.7%

AFFILIATED MUTUAL FUNDS 2.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)	663,063	663,063
PGIM Institutional Money Market Fund (7-day effective yield 4.349%) (cost $468,614; includes $464,399 of cash collateral for securities on loan)(b)(wb)	468,895	468,614

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,131,677)		1,131,677

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 29

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.2%
U.S. Treasury Bills (cost $79,651)	3.965%	12/11/25	80	$79,673

TOTAL SHORT-TERM INVESTMENTS (cost $1,211,328)				1,211,350

TOTAL INVESTMENTS 99.9% (cost $23,161,084)				44,590,228

Other assets in excess of liabilities(z) 0.1%				24,035

NET ASSETS 100.0%				$44,614,263

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $453,552; cash collateral of $464,399 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at October 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	Euro STOXX 50 Index	Dec. 2025	$196,031	$7,646
1	FTSE 100 Index	Dec. 2025	128,033	5,221
6	Mini MSCI EAFE Index	Dec. 2025	842,130	5,669
1	TOPIX Index	Dec. 2025	216,339	15,233
				$33,769

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
MSC	$—	$79,672

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

The following is a summary of the inputs used as of October 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$2,896,058		$—
Austria	—	106,764		—
Belgium	—	342,000		—
Brazil	—	12,715		—
Chile	—	31,381		—
China	—	272,567		—
Denmark	—	737,752		—
Finland	—	478,934		—
France	—	3,882,142		—
Germany	28,569	3,824,032		—
Hong Kong	24,681	751,291		—	**
Indonesia	—	21,372		—
Ireland	48,579	131,972		—
Israel	100,737	273,703		—
Italy	—	1,360,505		—
Japan	62,471	9,502,550		—
Luxembourg	—	64,777		—
Macau	—	37,844		—
Mexico	—	13,715		—
Netherlands	79,242	1,803,139		—
New Zealand	—	110,878		—
Norway	—	226,902		—
Poland	—	6,361		—
Portugal	—	82,618		—
Russia	—	—		—	**
Singapore	154,143	583,486		—
South Africa	—	89,739		—
South Korea	—	10,871		—
Spain	24,691	1,426,305		—
Sweden	—	1,317,037		—
Switzerland	—	2,020,636		—
United Arab Emirates	—	—		—	**
United Kingdom	41,306	4,718,596		—
United States	281,929	3,842,857		—
Preferred Stocks
Germany	—	124,232		—
Unaffiliated Exchange-Traded Fund
United States	1,426,799	—		—
Short-Term Investments
Affiliated Mutual Funds	1,131,677	—		—
U.S. Treasury Obligation	—	79,673		—

Total	$3,404,824	$41,185,404	$	—	**

Other Financial Instruments*
Assets
Futures Contracts	$33,769	$—		$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Includes Level 3 investments with an aggregate value of $0.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2025 were as follows:

Banks	13.2%	Semiconductors & Semiconductor Equipment	3.9%
Pharmaceuticals	7.1	Aerospace & Defense	3.4
Insurance	5.3	Unaffiliated Exchange-Traded Fund	3.2

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 31

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

Industry Classification (continued):

Oil, Gas & Consumable Fuels	3.0%
Machinery	3.0
Capital Markets	3.0
Electrical Equipment	2.7
Affiliated Mutual Funds (1.0% represents investments purchased with collateral from securities on loan)	2.5
Metals & Mining	2.5
Automobiles	2.3
Textiles, Apparel & Luxury Goods	2.2
Industrial Conglomerates	2.2
Food Products	2.1
Chemicals	2.1
Software	1.9
Trading Companies & Distributors	1.9
Electric Utilities	1.8
Health Care Equipment & Supplies	1.8
Diversified Telecommunication Services	1.6
Wireless Telecommunication Services	1.4
Personal Care Products	1.4
Professional Services	1.3
Entertainment	1.3
Broadline Retail	1.3
Beverages	1.1
Hotels, Restaurants & Leisure	1.1
Consumer Staples Distribution & Retail	1.1
Financial Services	1.1
Household Durables	1.0
Electronic Equipment, Instruments & Components	1.0
Real Estate Management & Development	1.0
Multi-Utilities	0.9
Specialty Retail	0.9
Tobacco	0.9
Construction & Engineering	0.8
IT Services	0.8
Building Products	0.8
Biotechnology	0.6
Construction Materials	0.6

Automobile Components	0.5%
Household Products	0.5
Air Freight & Logistics	0.4
Ground Transportation	0.4
Life Sciences Tools & Services	0.4
Technology Hardware, Storage & Peripherals	0.3
Commercial Services & Supplies	0.3
Transportation Infrastructure	0.3
Industrial REITs	0.3
Communications Equipment	0.3
Marine Transportation	0.3
Passenger Airlines	0.3
Retail REITs	0.3
Gas Utilities	0.3
Health Care Providers & Services	0.3
Independent Power & Renewable Electricity Producers	0.2
Media	0.2
Interactive Media & Services	0.2
U.S. Treasury Obligation	0.2
Paper & Forest Products	0.2
Diversified REITs	0.2
Leisure Products	0.1
Water Utilities	0.1
Health Care Technology	0.1
Office REITs	0.1
Diversified Consumer Services	0.0	*
Energy Equipment & Services	0.0	*
Distributors	0.0	*
Containers & Packaging	0.0	*

	99.9
Other assets in excess of liabilities	0.1

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$33,769*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Schedule of Investments (continued)

as of October 31, 2025

The effects of derivative instruments on the Statement of Operations for the year ended October 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$179,435

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$53,283

For the year ended October 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$1,189,868

*	Average volume is based on average quarter end balances for the year ended October 31, 2025.
(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$453,552	$(453,552)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund  33

PGIM Quant Solutions International Developed Markets Index Fund

Statement of Assets & Liabilities

as of October 31, 2025

Assets

Investments at value, including securities on loan of $453,552:
Unaffiliated investments (cost $22,029,407)	$43,458,551
Affiliated investments (cost $1,131,677)	1,131,677
Foreign currency, at value (cost $360,084)	354,435
Tax reclaim receivable	245,042
Dividends receivable	92,554
Receivable for Fund shares sold	34,013
Due from Manager	22,429
Prepaid expenses and other assets	2,638

Total Assets	45,341,339

Liabilities

Payable to broker for collateral for securities on loan	464,399
Payable for Fund shares purchased	173,773
Audit fee payable	32,411
Custodian and accounting fees payable	32,235
Accrued expenses and other liabilities	20,750
Due to broker—variation margin futures	2,584
Trustees’ fees payable	831
Affiliated transfer agent fee payable	93

Total Liabilities	727,076

Net Assets	$44,614,263

Net assets were comprised of:
Paid-in capital	$25,733,900
Total distributable earnings (loss)	18,880,363

Net assets, October 31, 2025	$44,614,263

Class R6

Net asset value, offering price and redemption price per share, ($44,614,263 ÷ 2,656,001 shares of beneficial interest issued and outstanding)	$16.80

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Statement of Operations

Year Ended October 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $151,778 foreign withholding tax)	$1,102,108
Affiliated dividend income	25,722
Interest income	4,884
Income from securities lending, net (including affiliated income of $1,156)	1,737

Total income	1,134,451

Expenses
Management fee	103,250
Custodian and accounting fees	104,937
Professional fees	59,532
Pricing fees	49,259
Audit fee	32,411
Shareholders’ reports	16,094
Trustees’ fees	9,955
Transfer agent’s fees and expenses (including affiliated expense of $651)	912
Registration fees	438
Miscellaneous	16,506

Total expenses	393,294
Less: Fee waiver and/or expense reimbursement	(314,230)

Net expenses	79,064

Net investment income (loss)	1,055,387

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $140)	870,219
Futures transactions	179,435
Foreign currency transactions	18,805

1,068,459

Net change in unrealized appreciation (depreciation) on:
Investments	6,529,236
Futures	53,283
Foreign currencies	10,002

6,592,521

Net gain (loss) on investment and foreign currency transactions	7,660,980

Net Increase (Decrease) In Net Assets Resulting From Operations	$8,716,367

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 35

PGIM Quant Solutions International Developed Markets Index Fund

Statements of Changes in Net Assets

	Year Ended October 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,055,387	$1,607,645
Net realized gain (loss) on investment and foreign currency transactions	1,068,459	5,459,515
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,592,521	5,835,967

Net increase (decrease) in net assets resulting from operations	8,716,367	12,903,127

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,784,602)	(2,059,921)

Fund share transactions
Net proceeds from shares sold (856,962 and 962,550 shares, respectively)	12,458,523	13,508,656
Net asset value of shares issued in reinvestment of dividends and distributions (129,038 and 159,808 shares, respectively)	1,784,602	2,059,921
Cost of shares purchased (1,096,688 and 3,517,249 shares, respectively)	(16,096,623)	(49,463,237)

Net increase (decrease) in net assets from Fund share transactions	(1,853,498)	(33,894,660)

Total increase (decrease)	5,078,267	(23,051,454)

Net Assets:

Beginning of year	39,535,996	62,587,450

End of year	$44,614,263	$39,535,996

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund

Financial Highlights

Class R6 Shares
	Year Ended October 31,
	2025	2024		2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$14.29	$12.13		$10.82	$14.73	$11.23
Income (loss) from investment operations:
Net investment income (loss)	0.38	0.36		0.34	0.32	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.76	2.20		1.26	(3.76)	3.40
Total from investment operations	3.14	2.56		1.60	(3.44)	3.71
Less Dividends and Distributions:
Dividends from net investment income	(0.63)	(0.40)		(0.29)	(0.43)	(0.21)
Distributions from net realized gains	-	-		-	(0.04)	-
Total dividends and distributions	(0.63)	(0.40)		(0.29)	(0.47)	(0.21)
Net asset value, end of year	$16.80	$14.29		$12.13	$10.82	$14.73
Total Return(b):	22.93%	21.50%		14.87%	(24.07)%	33.21%

Ratios/Supplemental Data:
Net assets, end of year (000)	$44,614	$39,536		$62,587	$60,651	$81,612
Average net assets (000)	$41,300	$62,009		$66,020	$72,851	$82,645
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19%	0.21	%(d)	0.29%	0.30%	0.30%
Expenses before waivers and/or expense reimbursement	0.95%	0.77%		0.77%	0.70%	0.69%
Net investment income (loss)	2.56%	2.59%		2.67%	2.57%	2.16%
Portfolio turnover rate(e)	25%	24%		8%	26%	23%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund’s contractual waiver, if applicable, for the year ended October 31, 2024.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions International Developed Markets Index Fund 37

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 2 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Quant Solutions Emerging Markets Equity Fund and PGIM Quant Solutions International Developed Markets Index Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective
PGIM Quant Solutions Emerging Markets Equity Fund (“Quant Solutions Emerging Markets Equity”)	To seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.
PGIM Quant Solutions International Developed Markets Index Fund (“Quant Solutions International Developed Markets Index”)	To provide investment results that approximate the performance of the MSCI EAFE Index.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

Notes to Financial Statements (continued)

long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Rights: Certain Funds held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Funds until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: Certain Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Funds securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities in the open market using the collateral.

The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Quant Solutions Emerging Markets Equity is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the Fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the Fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the Fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended October 31, 2025, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Quant Solutions Emerging Markets Equity	0.75% of average daily net assets.	0.75%
Quant Solutions International Developed Markets Index	0.25% of average daily net assets.	0.25

The Manager has contractually agreed to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest

Notes to Financial Statements (continued)

expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. With respect to Quant Solutions Emerging Markets, this waiver may not be terminated prior to February 28, 2027. With respect to Quant Solutions International Developed Markets Index, this waiver has no express termination date and may not be terminated by PGIM Investments without prior approval of the Fund’s Board of Trustees. The expense limitation attributable to the below class is:

Fund	Class Expense Limitation
Quant Solutions Emerging Markets Equity - Class R6	1.20%
Quant Solutions International Developed Markets Index - Class R6	0.19

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of each Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of each Fund.

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended October 31, 2025, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the year ended October 31, 2025, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Quant Solutions Emerging Markets Equity	$34,060,227	$55,469,890
Quant Solutions International Developed Markets Index	9,859,277	10,681,350

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended October 31, 2025, is presented as follows:

Quant Solutions Emerging Markets Equity

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$2,900,286	$29,116,875	$31,306,831	$—	$—	$710,330	710,330	$33,946		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wb)
302,980	5,123,857	5,287,524	14	(394)	138,933	139,016	1,410	(1)	—
$3,203,266	$34,240,732	$36,594,355	$14	$(394)	$849,263		$35,356		$—
Quant Solutions International Developed Markets Index
Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.282%)(wb)
$282,543	$14,739,623	$14,359,103	$—	$—	$663,063	663,063	$25,722		$—

PGIM Institutional Money Market Fund (7-day effective yield 4.349%)(b)(wb)
1,355	18,566,892	18,099,773	—	140	468,614	468,895	1,156	(1)	—
$283,898	$33,306,515	$32,458,876	$—	$140	$1,131,677		$26,878		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended October 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Quant Solutions Emerging Markets Equity	$1,071,972	$—	$—	$1,071,972
Quant Solutions International Developed Markets Index	1,784,602	—	—	1,784,602

For the year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Quant Solutions Emerging Markets Equity	$1,306,279	$—	$—	$1,306,279
Quant Solutions International Developed Markets Index	2,059,921	—	—	2,059,921

For the year ended October 31, 2025, the Funds indicated below had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Quant Solutions Emerging Markets Equity	$645,070	$3,225,492
Quant Solutions International Developed Markets Index	1,397,797	—

Notes to Financial Statements (continued)

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of October 31, 2025 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Quant Solutions Emerging Markets Equity	$17,378,168	$9,082,373	$(1,657,434)	$ 7,424,939
Quant Solutions International Developed Markets Index	25,152,497	23,090,821	(3,619,321)	19,471,500

The differences between GAAP basis and tax basis were primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies, corporate spin-off adjustment, investment in partnerships and mark-to-market of futures contracts.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of October 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized

Quant Solutions Emerging Markets Equity	$ —	$2,029,000

Quant Solutions International Developed Markets Index	1,998,000	832,000

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2025 are subject to such review.

7.	Capital and Ownership

Each Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The RIC is authorized to issue an unlimited number of shares of beneficial interest, which may be divided into an unlimited number of series of such shares.

As of October 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares

Quant Solutions Emerging Markets Equity–Class R6	1,543,838	99.9%

Quant Solutions International Developed Markets Index–Class R6	2,631,878	99.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares

Affiliated:
Quant Solutions Emerging Markets Equity	5	87.5%
Quant Solutions International Developed Markets Index	8	87.7
Unaffiliated:
Quant Solutions Emerging Markets Equity	—	—
Quant Solutions International Developed Markets Index	—	—

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the year ended October 31, 2025. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at October 31, 2025

Quant Solutions Emerging Markets Equity	$150,667	5.41%	3	$210,000	$—
Quant Solutions International Developed Markets Index	393,900	5.42	10	898,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Quant Solutions Emerging Markets Equity	Quant Solutions International Developed Markets Index
Concentration	X	–
Country	X	X
Currency	X	X
Economic and Market Events	X	X
Emerging Markets	X	–
Equity and Equity-Related Securities	X	X
Exchange-Traded Funds	–	X
Foreign Securities	X	X
Fund of Funds	X	X
Geographic Concentration	–	X
Increase in Expenses	X	X
Index Investment Approach	–	X
Investments in China	X	–
Large Capitalization Company	X	X
Large Shareholder and Large Scale Redemption	X	X
Liquidity	X	–
Management	X	–
Market Disruption and Geopolitical	X	X
Market	X	X
Model Design	X	–
Model Implementation	X	–
Portfolio Turnover	X	–
Sector Exposure	X	X

Notes to Financial Statements (continued)

Small and Medium Sized Companies	X	X
Tracking Error	–	X
Value Style	X	–

Concentration Risk: To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Country Risk: Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Exchange-Traded Funds (“ETFs”) Risk: Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The trading price of an index-based ETF is expected to (but may not) closely track the net asset value of the ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which it invests, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The Fund is an investment option for other PGIM Investments-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the Fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Geographic Concentration Risk: The Underlying Index’s, and therefore the Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in the Underlying Index are located. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Index Investment Approach Risk: Since the Fund is passively managed, assets are not allocated from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. As a result, the Fund’s performance may be less favorable than that of a portfolio using an active investment strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index. The Fund’s expenses, changes in securities markets, changes in the composition of the Index, errors in index provider data, and the timing of purchases and redemptions of Fund shares, among other things, may affect the correlation between Fund and Index performance. The Fund may not perform as well as other investments if, among other things, the Index declines or performs poorly relative to other related indexes or individual securities or the securities issued by companies that comprise the Index fall out of favor with investors.

Investments in China Risk: Investments in China subject the Fund to risks specific to China and may make it more volatile than other funds. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy or the Fund. For example, a series of executive orders issued in recent years prohibit the Fund from investing in certain companies and/or certain sectors. The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.

Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies and shareholders may have limited legal remedies.

Notes to Financial Statements (continued)

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Portfolio Turnover Risk: The Fund may engage in active and frequent trading leading to an increased portfolio turnover rate. Under certain market conditions, the Fund’s turnover rate may be higher than that of other funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector including the information technology and financials sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in timing of the accrual of distributions, tax gains or losses, changes to the Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Value Style Risk: Since the Fund may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management has evaluated the impact and does not expect the ASU to have a material impact on the financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of October 31, 2025.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 2 and Shareholders of PGIM Quant Solutions Emerging Markets Equity Fund and PGIM Quant Solutions International Developed Markets Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Quant Solutions Emerging Markets Equity Fund and PGIM Quant Solutions International Developed Markets Index Fund (two of the funds constituting Prudential Investment Portfolios 2, hereafter collectively referred to as the “Funds”) as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 18, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Quant Solutions Emerging Markets Equity Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Quant Solutions Emerging Markets Equity Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”),

[1]	PGIM Quant Solutions Emerging Markets Equity Fund is a series of Prudential Investment Portfolios 2.

PGIM Quant Solutions Emerging Markets Equity Fund

Approval of Advisory Agreements (continued)

which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 20242023 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that, while the management fee schedule for each Fund does not have breakpoints in its management fees, economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential

Visit our website at pgim.com/investments

benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the for the one-year and the three-year periods ended December 31, 2024. The Board considered that the Fund commenced operations on November 29, 2016 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	N/A

Actual Management Fees: 2nd Quartile

Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to retain the existing contractual cap on Fund expenses that (exclusive of certain fees and expenses) caps total annual operating expenses for Class R6 shares at 1.20% through February 28, 2026.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Quant Solutions Emerging Markets Equity Fund

Approval of Advisory Agreements

PGIM Quant Solutions International Developed Markets Index Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Quant Solutions International Developed Markets Index Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”),

[1]	PGIM Quant Solutions International Developed Markets Index Fund is a series of Prudential Investment Portfolios 2.

Visit our website at pgim.com/investments

which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2024 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that, while the management fee schedule for each Fund does not have breakpoints in its management fees, economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential

PGIM Quant Solutions International Developed Markets Index Fund

Approval of Advisory Agreements (continued)

benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the for the one-year and the three-year periods ended December 31, 2024. The Board considered that the Fund commenced operations on November 17, 2016 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended October 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	N/A

Actual Management Fees: 1st Quartile

Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.
•

The Board noted that, effective December 11, 2023, the Fund’s benchmark changed in connection with a change in the Fund’s investment objective and strategy to track the new benchmark index. The Board considered that the Fund’s relative performance prior to this date does not represent the index Fund as it is comprised today.

•

The Board noted PGIM Investments’ assertion that the Fund’s benchmark index is a better measure for evaluating Fund performance in light of the Fund’s passive construct and the fact that the Fund’s peer group is a mix of both active and passive funds.

•

The Board also noted that, as of March 31, 2025, the Fund outperformed its benchmark both gross and net of fees for the year-to-date and one-year trailing periods, noting the Fund’s improved performance.

•	The Board and PGIM Investments agreed to a contractual cap on Fund expenses that (exclusive of certain fees and expenses) caps total annual operating expenses for Class R6 shares at 0.19%.
•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Visit our website at pgim.com/investments

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	December 18, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	December 18, 2025